General Information	12 Months Ended
Jun. 30, 2025
General Information [Abstract]
General information

Note 1. General information

The consolidated financial statements covers Gelteq Limited (“Gelteq” or the “Company”) and its controlled entities (referred to herein as the “Consolidated Entity”). Gelteq is a Company limited by shares, incorporated and domiciled in Australia.

The principal activities of the Consolidated Entity during the financial years ended 30 June 2025 and 30 June 2024 were the development and testing of a gel based delivery system for humans and animals.

The names of the directors in office at any time during or since the end of the year are:

Simon Szewach (Executive Chairman)*

Nathan Jacob Givoni (Executive Director)

Jeff Olyniec (Non-Executive Director) (Resigned on 30 September 2025)

Philip Dalidakis (Non-Executive Director)

Prof David Morton (Non-Executive Director) (Resigned on 30 April 2025)

*	Mr. Simon resigned as an executive Chairman on 31 March 2025 and remains as a non-executive Chairman as at the date of this report.

The directors have been in office since the start of the financial period to the date of this report unless otherwise stated.

The consolidated financial statements were authorised for issue, in accordance with a resolution of directors, on 14 November 2025. The directors have the power to amend and reissue the consolidated financial statements.